Fair Value of Financial Instruments and Risk Management - Fair Value of Financial Instruments - Additional Information (Details) - Interest Rate Swap [Member] - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Notional value	$ 0	$ 0
Designated as Hedging Instrument [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fixed-to-floating interest-rate swap	$ 800,000,000	$ 800,000,000